LOSS PER ORDINARY SHARE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Options shares	Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2021 USD ($) Options shares	Jan. 25, 2023 shares	Feb. 28, 2022 shares	Dec. 31, 2020 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares	44,907,105	7,930,928	6,242,946
Loss | $	$ 65,473	$ 24,701	$ 16,358
Preferred shares dividend | $	639	9,038	8,211
For the computation of basic and diluted loss per share | $	$ 66,112	$ 33,739	$ 24,569
Number of options to employees and consultants outstanding under the share-based compensation plan | Options		5,286,884	3,854,974			3,456,165
Number of shares issued for acquisition	633,681	1,228,410	1,600,499	12,250,000	959,907
Number of share outstanding	47,894,688	36,138,588	34,606,789
Number of warrants outstanding	14,850,000
Preferred shares
LOSS PER ORDINARY SHARE
Number of share outstanding		27,660,151	27,660,151